Financial risk - Contractual maturity of financial liabilities (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure of financial liabilities [abstract]
Total financial liabilities excluding loan capital	$ 818,526	$ 806,283
Loan Capital	27,298	21,715
Total undiscounted financial liabilities	845,824	827,998
Total undiscounted contingent liabilities and commitments	191,340	190,397
Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Total financial liabilities excluding loan capital	429,919	398,721
Loan Capital	1	8
Total undiscounted financial liabilities	429,920	398,729
Total undiscounted contingent liabilities and commitments	191,340	190,397
Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Total financial liabilities excluding loan capital	98,795	95,812
Loan Capital	76	79
Total undiscounted financial liabilities	98,871	95,891
Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Total financial liabilities excluding loan capital	144,179	161,418
Loan Capital	371	253
Total undiscounted financial liabilities	144,550	161,671
Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Total financial liabilities excluding loan capital	115,103	118,189
Loan Capital	6,293	4,866
Total undiscounted financial liabilities	121,396	123,055
Over 5 Years
Disclosure of financial liabilities [abstract]
Total financial liabilities excluding loan capital	30,530	32,143
Loan Capital	20,557	16,509
Total undiscounted financial liabilities	51,087	48,652
Collateral received
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	3,291	2,184
Collateral received | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	3,291	2,184
Deposits and other borrowings
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	566,613	563,940
Deposits and other borrowings | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	374,126	352,941
Deposits and other borrowings | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	83,365	85,726
Deposits and other borrowings | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	97,081	108,427
Deposits and other borrowings | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	11,968	16,771
Deposits and other borrowings | Over 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	73	75
Other financial liabilities
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	26,632	25,196
Other financial liabilities | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	19,425	18,894
Other financial liabilities | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	3,176	2,445
Other financial liabilities | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	3,874	3,697
Other financial liabilities | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	157	160
Derivative financial instruments: Held for trading
Disclosure of financial liabilities [abstract]
Derivative financial instruments	27,945	22,869
Derivative financial instruments: Held for trading | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Derivative financial instruments	27,945	22,869
Derivative financial instruments: Held for hedging purposes (net settled)
Disclosure of financial liabilities [abstract]
Derivative financial instruments	1,093	1,377
Derivative financial instruments: Held for hedging purposes (net settled) | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Derivative financial instruments	57	68
Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Derivative financial instruments	85	95
Derivative financial instruments: Held for hedging purposes (net settled) | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Derivative financial instruments	280	377
Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Derivative financial instruments	631	741
Derivative financial instruments: Held for hedging purposes (net settled) | Over 5 Years
Disclosure of financial liabilities [abstract]
Derivative financial instruments	40	96
Derivative financial instruments: Held for hedging purposes (gross settled)
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	1,710	12,283
Derivative financial instruments: Cash inflow	(1,617)	(11,796)
Derivative financial instruments: Held for hedging purposes (gross settled) | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	4	2,680
Derivative financial instruments: Cash inflow		(2,658)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	287	5,140
Derivative financial instruments: Cash inflow	(276)	(5,096)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	902	406
Derivative financial instruments: Cash inflow	(875)	(337)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	517	2,799
Derivative financial instruments: Cash inflow	(466)	(2,527)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 5 Years
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow		1,258
Derivative financial instruments: Cash inflow		(1,178)
Debt issues
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	192,859	190,230
Debt issues | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	5,071	1,743
Debt issues | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	12,158	7,502
Debt issues | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	42,917	48,848
Debt issues | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	102,296	100,245
Debt issues | Over 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	30,417	31,892
Letters of credit and guarantees
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	15,150	15,585
Letters of credit and guarantees | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	15,150	15,585
Commitments to extend credit
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	176,002	174,658
Commitments to extend credit | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	176,002	174,658
Other commitments
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	188	154
Other commitments | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	188	154
Parent Entity
Disclosure of financial liabilities [abstract]
Total financial liabilities excluding loan capital	913,434	911,501
Loan Capital	27,298	21,715
Total undiscounted financial liabilities	940,732	933,216
Total undiscounted contingent liabilities and commitments	168,487	167,999
Parent Entity | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Total financial liabilities excluding loan capital	410,319	383,892
Loan Capital	1	8
Total undiscounted financial liabilities	410,320	383,900
Total undiscounted contingent liabilities and commitments	168,487	167,999
Parent Entity | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Total financial liabilities excluding loan capital	85,876	85,259
Loan Capital	76	79
Total undiscounted financial liabilities	85,952	85,338
Parent Entity | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Total financial liabilities excluding loan capital	129,423	149,428
Loan Capital	371	253
Total undiscounted financial liabilities	129,794	149,681
Parent Entity | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Total financial liabilities excluding loan capital	117,027	124,264
Loan Capital	6,293	4,866
Total undiscounted financial liabilities	123,320	129,130
Parent Entity | Over 5 Years
Disclosure of financial liabilities [abstract]
Total financial liabilities excluding loan capital	170,789	168,658
Loan Capital	20,557	16,509
Total undiscounted financial liabilities	191,346	185,167
Parent Entity | Collateral received
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	2,853	1,748
Parent Entity | Collateral received | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	2,853	1,748
Parent Entity | Deposits and other borrowings
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	504,195	504,431
Parent Entity | Deposits and other borrowings | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	339,448	320,365
Parent Entity | Deposits and other borrowings | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	70,761	74,530
Parent Entity | Deposits and other borrowings | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	83,602	94,855
Parent Entity | Deposits and other borrowings | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	10,311	14,606
Parent Entity | Deposits and other borrowings | Over 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	73	75
Parent Entity | Other financial liabilities
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	26,243	24,692
Parent Entity | Other financial liabilities | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	19,340	18,835
Parent Entity | Other financial liabilities | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	3,121	2,363
Parent Entity | Other financial liabilities | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	3,625	3,334
Parent Entity | Other financial liabilities | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	157	160
Parent Entity | Derivative financial instruments: Held for trading
Disclosure of financial liabilities [abstract]
Derivative financial instruments	28,329	23,039
Parent Entity | Derivative financial instruments: Held for trading | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Derivative financial instruments	28,329	23,039
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled)
Disclosure of financial liabilities [abstract]
Derivative financial instruments	538	1,081
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Derivative financial instruments	21	51
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Derivative financial instruments	9	55
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Derivative financial instruments	97	271
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Derivative financial instruments	378	608
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Over 5 Years
Disclosure of financial liabilities [abstract]
Derivative financial instruments	33	96
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled)
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	278	10,634
Derivative financial instruments: Cash inflow	(266)	(10,313)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow		2,632
Derivative financial instruments: Cash inflow		(2,615)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	221	4,725
Derivative financial instruments: Cash inflow	(215)	(4,687)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	57	377
Derivative financial instruments: Cash inflow	(51)	(324)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow		2,174
Derivative financial instruments: Cash inflow		(2,043)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Over 5 Years
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow		726
Derivative financial instruments: Cash inflow		(644)
Parent Entity | Debt issues
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	166,980	168,667
Parent Entity | Debt issues | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	4,790	1,588
Parent Entity | Debt issues | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	10,959	7,117
Parent Entity | Debt issues | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	37,104	45,527
Parent Entity | Debt issues | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	86,064	85,106
Parent Entity | Debt issues | Over 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	28,063	29,329
Parent Entity | Due to subsidiaries
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	184,284	187,522
Parent Entity | Due to subsidiaries | Reported
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities		142,400
Parent Entity | Due to subsidiaries | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	15,538	18,249
Parent Entity | Due to subsidiaries | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	1,020	1,156
Parent Entity | Due to subsidiaries | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	4,989	5,388
Parent Entity | Due to subsidiaries | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	20,117	23,653
Parent Entity | Due to subsidiaries | Over 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial Liabilities	142,620	139,076
Parent Entity | Letters of credit and guarantees
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	14,583	14,957
Parent Entity | Letters of credit and guarantees | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	14,583	14,957
Parent Entity | Commitments to extend credit
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	153,716	152,943
Parent Entity | Commitments to extend credit | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	153,716	152,943
Parent Entity | Other commitments
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	188	99
Parent Entity | Other commitments | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	$ 188	$ 99